Investments carried under the equity method (Details) $ in Thousands			6 Months Ended
	Nov. 30, 2022 MW	Jun. 16, 2021 MW	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Investments in associates [Abstract]
Investment under the equity method			$ 221,558		$ 230,307
Profit attributable to non-controlling interests			$ 6,240	$ 6,130
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest			50.00%
Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest			100.00%
AYES Canada [Member]
Investments in associates [Abstract]
Ownership interest			30.00%
2007 Vento II, LLC [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 165,479		175,351
Ownership interest		49.00%
Gross capacity | MW		596
Dividend distribution			15,400
Profit attributable to non-controlling interests			5,500
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 43,191		40,635
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest			51.00%
Akuo Atlantica PMGD Holding S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 5,380		4,409
Ownership interest	49.00%
Gross capacity | MW	80
Colombian Portfolio of Renewable Energy Entities [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 3,755		4,754
Equity interest			50.00%
Windlectric Inc. [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 0		1,910
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method			1,300		1,337
SailH2 Ingenieria, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method			1,202		653
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method			800		807
Fontanil Solar, S.L.U. [Member]
Investments in associates [Abstract]
Investment under the equity method			229		229
Murum Solar, S.L.U. [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 222		$ 222